Fair Value of Financial Instruments - Summary of Fair Value Measurement of Investment (Detail) $ in Millions	9 Months Ended
Jul. 31, 2021 CAD ($) bps
Corporate equity [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 2,276
Corporate equity [member] | Bottom of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values	6
Corporate equity [member] | Top of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values	16
Loan [Member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 2,305
Loan [Member] | Bottom of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discount range of input values | bps	50
Loan [Member] | Top of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discount range of input values | bps	144
NHA MBS US Agency MBS And CMO [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 794
NHA MBS US Agency MBS And CMO [member] | Bottom of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Comparability adjustment	(4.64)
NHA MBS US Agency MBS And CMO [member] | Bottom of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discounted cash flows and Prepayment rate changes in percentage	4.00%
NHA MBS US Agency MBS And CMO [member] | Top of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Comparability adjustment	4.53
NHA MBS US Agency MBS And CMO [member] | Top of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discounted cash flows and Prepayment rate changes in percentage	38.00%